Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	The following table provides the range of estimated useful lives used for each asset type:

Office equipment	3 years
Lab equipment	5 to 10 years
Furniture and fittings	5 years
Leasehold improvements	shorter of the lease term or the estimated useful life of the asset
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$34,091	$23,491
Office equipment	3,463	2,928
Furniture and fixtures	1,363	1,340
Leasehold improvements	14,904	10,629
Assets under construction	2,436	14,321
Less: accumulated depreciation and impairment	(22,716)	(14,663)
Total property and equipment, net	$33,541	$38,046